Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions or Balances with the Group	The related parties that had transactions or balances with the Group in 2018, 2019 and 2020 consisted of:
Related Party	Nature of the party	Relationship with the Group
Alex S. Xu	Individual	Founder and CEO
Hui Xu	Individual	Brother of Alex S. Xu
Yan Zhang	Individual	Executive officer for catering management entities controlled by GTI
Wen Qi	Individual	Vice president, human resources and administration of the Group
GTI	Investment holding	Shareholder of the Group, controlled by Alex S. Xu
Shanghai Aotao Industrial Co., Ltd, together with its subsidiaries and VIE (“Aotao”) *	Catering management	Controlled by GTI
Shiquanmeiwei (Beijing) Catering and Management Co., Ltd.(“Shiquanmeiwei”) *	Catering management	Controlled by GTI
Da Niang Dumpling Catering Group Co., Ltd, together with its subsidiaries (“Da Niang Group”)	Catering management	Controlled by GTI
Shanghai JYHM Restaurant Management Co., Ltd. (“JYHM”)	Catering management	Controlled by GTI
Napa Infinity Winery (Shanghai) Inc. (“Napa”)	Wine distributor	Controlled by Hui Xu
Yibon	Hotel management	Equity investee of the Group
TB**	Franchised hotels	Former Equity investee of the Group
Yancheng Zexin Hotel Management Co., Ltd. (“Ze Xin”) ***	Hotel management	Former Equity investee of the Group

* Aotao became a related party as it was acquired by a company controlled by GTI in January 2019. Shiquanmeiwei is also included in Aotao in 2019 and 2020.

** TB ceased to be related party due to liquidation in August 2019.

*** As the Group acquired Ze Xin on July 1, 2018, Ze Xin was included as a subsidiary of the Group and ceased to be a related party.

Schedule of Related Party Balances
(a)	Related party balances

Due from related parties:	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Current:
Yibon	722,114	9,101,161	1,394,814
Napa .	2,506,484	500,000	76,628
Aotao	20,086,504	122,719	18,807
JYHM	-	46,991	7,202
GTI	8,424,629	-	-
	31,739,731	9,770,871	1,497,451
Due to related parties:	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Current:
Yibon	3,205,890	1,995,465	305,819
Napa	-	1,120,826	171,774
Da Niang Group	-	54,000	8,276
JYHM	312,141	27,962	4,285
	3,518,031	3,198,253	490,154

Schedule of Related Party Transactions
(b)	Related party transactions

During the years ended December 31, 2018, 2019 and 2020, related party transactions consisted of the following:

	Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Loan to Aotao	-	(167,279,750)	(479,356,500)	(73,464,598)
Repayment from Aotao	-	157,279,750	499,421,550	76,539,701
Advertising service from Aotao	-	-	(3,920,000)	(600,766)
Interest income from Aotao	-	1,316,854	2,316,856	355,074
Franchise management fee to Aotao	-	(24,941)	(41,867)	(6,416)
Loan to Da Niang Group	-	(274,800,000)	(40,000,000)	(6,130,268)
Repayment from Da Niang Group	-	274,800,000	40,000,000	6,130,268
Interest income from Da Niang Group	-	875,315	352,882	54,081
Service purchased from Da Niang Group	-	(339,121)	(724,045)	(110,965)
Sublease revenue from Da Niang Group	-	-	36,000	5,517
Sublease revenue from JYHM	-	385,355	284,179	43,552
Service purchased from JYHM	-	(18,418)	(40,000)	(6,130)
Advance from JYHM	221,028	312,141	-	-
Loan to GTI	-	(192,558,675)	-	-
Repayment from GTI	1,717,539	184,134,046	8,424,629	1,291,131
Interest income from GTI	-	907,880	-	-
Purchase from Napa	-	(3,576,659)	(2,059,566)	(315,642)
Revenue from Napa	-	2,358,491	-	-
Loan to Yibon	-	-	(9,000,000)	(1,379,310)
Franchised revenue from Yibon	-	681,239	852,287	130,619
Interest income from Yibon	-	-	18,667,117	2,860,861
Franchised revenue from TB	389,583	-	-	-
Advance to Shiquanmeiwei	(3,600)	-	-	-
Franchised revenue from Ze Xin	44,763	-	-	-
Loan to Ze Xin	(4,300,000)	-	-	-
Interest income from Ze Xin	263,366	-	-	-